--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                       U.S. Large Cap Value Portfolio III

                                 Annual Report

                          Year Ended November 30, 1999

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................         1
    Statement of Assets and Liabilities.....................         2
    Statement of Operations.................................         3
    Statements of Changes in Net Assets.....................         4
    Financial Highlights....................................         5
    Notes to Financial Statements...........................       6-7
    Reports of Independant Accountants......................         8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE
 SERIES
    Performance Chart.......................................         9
    Schedule of Investments.................................     10-11
    Statement of Assets and Liabilities.....................        12
    Statement of Operations.................................        13
    Statements of Changes in Net Assets.....................        14
    Financial Highlights....................................        15
    Notes to Financial Statements...........................     16-17
    Reports of Independant Accountants......................        18

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000 VALUE INDEX
MARCH 1995-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF 10,000
                  U.S. Large Cap Value Portfolio III  Russell 1000 Value Index
Mar-95                                       $10,153                   $10,219
Apr-95                                       $10,526                   $10,542
May-95                                       $11,070                   $10,986
Jun-95                                       $11,318                   $11,135
Jul-95                                       $11,804                   $11,523
Aug-95                                       $12,167                   $11,685
Sep-95                                       $12,578                   $12,108
Oct-95                                       $12,062                   $11,988
Nov-95                                       $12,728                   $12,596
Dec-95                                       $12,815                   $12,912
Jan-96                                       $13,180                   $13,315
Feb-96                                       $13,378                   $13,416
Mar-96                                       $13,842                   $13,644
Apr-96                                       $14,069                   $13,696
May-96                                       $14,307                   $13,867
Jun-96                                       $13,882                   $13,878
Jul-96                                       $13,270                   $13,354
Aug-96                                       $13,794                   $13,736
Sep-96                                       $14,071                   $14,282
Oct-96                                       $14,525                   $14,835
Nov-96                                       $15,573                   $15,911
Dec-96                                       $15,420                   $15,707
Jan-97                                       $15,974                   $16,469
Feb-97                                       $16,292                   $16,711
Mar-97                                       $15,544                   $16,109
Apr-97                                       $16,057                   $16,786
May-97                                       $17,298                   $17,724
Jun-97                                       $17,831                   $18,485
Jul-97                                       $19,624                   $19,875
Aug-97                                       $19,326                   $19,167
Sep-97                                       $20,352                   $20,325
Oct-97                                       $19,306                   $19,758
Nov-97                                       $19,511                   $20,631
Dec-97                                       $19,782                   $21,234
Jan-98                                       $20,037                   $20,934
Feb-98                                       $21,789                   $22,343
Mar-98                                       $23,020                   $23,710
Apr-98                                       $23,142                   $23,869
May-98                                       $22,943                   $23,516
Jun-98                                       $22,888                   $23,817
Jul-98                                       $22,100                   $23,398
Aug-98                                       $18,076                   $19,916
Sep-98                                       $18,996                   $21,059
Oct-98                                       $20,536                   $22,692
Nov-98                                       $21,822                   $23,749
Dec-98                                       $22,191                   $24,556
Jan-99                                       $22,621                   $24,753
Feb-99                                       $22,035                   $24,404
Mar-99                                       $22,743                   $24,909
Apr-99                                       $25,163                   $27,236
May-99                                       $25,137                   $26,936
Jun-99                                       $25,557                   $27,717
Jul-99                                       $24,504                   $26,905
Aug-99                                       $23,629                   $25,907
Sep-99                                       $22,361                   $25,003
Oct-99                                       $23,210                   $26,443
Nov-99                                       $22,839                   $26,237

         ANNUALIZED               ONE        FROM
         TOTAL RETURN (%)         YEAR    MARCH 1999
         -------------------------------------------
                                  4.66      18.99

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (23,532,769 Shares, Cost
  $296,957)++ at Value......................................  $   418,648
Receivable for Investment Securities Sold...................          265
Prepaid Expenses and Other Assets...........................           24
                                                              -----------
    Total Assets............................................      418,937
                                                              -----------

LIABILITIES:
Payable for Investment Securities Purchased.................           73
Payable for Fund Share Redeemed.............................          192
Accrued Expenses............................................           25
                                                              -----------
    Total Liabilities.......................................          290
                                                              -----------

NET ASSETS..................................................  $   418,647
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   21,957,716
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     19.07
                                                              ===========
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   240,822
Undistributed Net Investment Income.........................        6,924
Undistributed Net Realized Gain.............................       49,210
Unrealized Appreciation of Investment Securities............      121,691
                                                              -----------
    Total Net Assets........................................  $   418,647
                                                              ===========

-----------------------------------------------------------------
 ++  Cost for federal income tax purposes is $298,390.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $  7,940
                                                                     --------
EXPENSES
  Administrative Services...................................               45
  Accounting & Transfer Agent Fees..........................               19
  Legal Fees................................................               26
  Audit Fees................................................                4
  Filing Fees...............................................               13
  Shareholders' Reports.....................................               18
  Directors' Fees and Expenses..............................               10
  Other.....................................................                9
                                                                     --------
    Total Expenses..........................................              144
                                                                     --------
  NET INVESTMENT INCOME.....................................            7,796
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................           36,280

  Net Realized Gain on Investment Securities................           14,348

  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          (34,918)
                                                                     --------

  NET GAIN ON INVESTMENT SECURITIES.........................           15,710
                                                                     --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 23,506
                                                                     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       1999            1998
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $  7,796        $  8,036
  Capital Gain Distributions Received from the DFA
    Investment Trust Company................................           36,280          25,896
  Net Realized Gain on Investment Securities................           14,348           7,069
  Change in Unrealized Appreciation of Investment
    Securities..............................................          (34,918)         16,005
                                                                     --------        --------
      Net Increase in Net Assets Resulting from
        Operations..........................................           23,506          57,006
                                                                     --------        --------

DISTRIBUTIONS FROM:
  Net Investment Income.....................................           (7,622)         (8,184)
  Net Realized Gains........................................          (26,480)        (26,867)
                                                                     --------        --------
      Total Distributions...................................          (34,102)        (35,051)
                                                                     --------        --------
CAPITAL SHARE TRANSACTIONS (1):
  Shares Issued.............................................           55,266          75,702
  Shares Issued in Lieu of Cash Distributions...............           34,102          26,709
  Shares Redeemed...........................................         (144,736)       (110,793)
                                                                     --------        --------
      Net Decrease From Capital Share Transactions..........          (55,368)         (8,382)
                                                                     --------        --------
      Total Increase (Decrease).............................          (65,964)         13,573
NET ASSETS
  Beginning of Period.......................................          484,611         471,038
                                                                     --------        --------
  End of Period.............................................         $418,647        $484,611
                                                                     ========        ========

(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................            2,783           4,052
  Shares Issued in Lieu of Cash Distributions...............            1,896           1,529
  Shares Redeemed...........................................           (7,340)         (5,724)
                                                                     --------        --------
                                                                       (2,661)           (143)
                                                                     ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR        YEAR        YEAR        YEAR       FEB. 3
                                                    ENDED       ENDED       ENDED       ENDED        TO
                                                  NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                    1999        1998        1997        1996        1995
                                                  ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period............  $  19.68    $  19.02    $  15.76    $  12.92    $  10.00
                                                  --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.........................      0.36        0.33        0.32        0.28        0.23
  Net Gains on Securities (Realized and
    Unrealized).................................      0.47        1.75        3.52        2.60        3.09
                                                  --------    --------    --------    --------    --------
    Total from Investment Operations............      0.83        2.08        3.84        2.88        3.32
                                                  --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income.........................     (0.32)      (0.33)      (0.29)      (0.04)      (0.23)
  Net Realized Gains............................     (1.12)      (1.09)      (0.29)         --       (0.17)
                                                  --------    --------    --------    --------    --------
    Total Distributions.........................     (1.44)      (1.42)      (0.58)      (0.04)      (0.40)
                                                  --------    --------    --------    --------    --------
Net Asset Value, End of Period..................  $  19.07    $  19.68    $  19.02    $  15.76    $  12.92
                                                  ========    ========    ========    ========    ========
Total Return....................................      4.65%      11.85%      25.23%      22.34%      33.27%#

Net Assets, End of Period (thousands)...........  $418,647    $484,611    $471,038    $379,974    $135,043
Ratio of Expenses to Average Net Assets (1).....      0.19%       0.19%       0.23%       0.26%       0.31%*
Ratio of Net Investment Income to Average Net
  Assets........................................      1.73%       1.67%       1.79%       2.29%       2.82%*
Portfolio Turnover Rate.........................       N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master Fund Series...     42.96%      24.70%      17.71%      20.12%      29.41%(a)

-----------------------------------------------------------------
  *  Annualized
  #  Non-Annualized
(1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a)  Master Fund Series turnover calculated for the year ended
     November 30, 1995.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently consists of fifteen portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1999, the Portfolio owned 23% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................         $120,258
Gross Unrealized Depreciation..........................               --
                                                                --------
  Net..................................................         $120,258
                                                                ========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the year ended November 30, 1999.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio III (constituting a portfolio within the Dimensional Investment Group Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center

Philadelphia, Pennsylvania

January 14, 2000

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
Apr-93                                  $9,971                    $9,872
May-93                                 $10,079                   $10,070
Jun-93                                 $10,293                   $10,292
Jul-93                                 $10,440                   $10,407
Aug-93                                 $10,693                   $10,783
Sep-93                                 $10,507                   $10,800
Oct-93                                 $10,634                   $10,793
Nov-93                                 $10,535                   $10,570
Dec-93                                 $10,788                   $10,771
Jan-94                                 $11,098                   $11,178
Feb-94                                 $10,598                   $10,796
Mar-94                                 $10,169                   $10,394
Apr-94                                 $10,329                   $10,594
May-94                                 $10,259                   $10,716
Jun-94                                 $10,045                   $10,460
Jul-94                                 $10,490                   $10,785
Aug-94                                 $10,793                   $11,095
Sep-94                                 $10,478                   $10,726
Oct-94                                 $10,683                   $10,875
Nov-94                                 $10,204                   $10,436
Dec-94                                 $10,327                   $10,556
Jan-95                                 $10,565                   $10,881
Feb-95                                 $11,163                   $11,311
Mar-95                                 $11,334                   $11,559
Apr-95                                 $11,749                   $11,924
May-95                                 $12,361                   $12,426
Jun-95                                 $12,631                   $12,595
Jul-95                                 $13,185                   $13,033
Aug-95                                 $13,582                   $13,217
Sep-95                                 $14,051                   $13,695
Oct-95                                 $13,474                   $13,560
Nov-95                                 $14,211                   $14,247
Dec-95                                 $14,313                   $14,605
Jan-96                                 $14,720                   $15,060
Feb-96                                 $14,939                   $15,175
Mar-96                                 $15,459                   $15,433
Apr-96                                 $15,712                   $15,492
May-96                                 $15,978                   $15,685
Jun-96                                 $15,513                   $15,698
Jul-96                                 $14,824                   $15,104
Aug-96                                 $15,413                   $15,536
Sep-96                                 $15,721                   $16,155
Oct-96                                 $16,235                   $16,780
Nov-96                                 $17,406                   $17,996
Dec-96                                 $17,235                   $17,766
Jan-97                                 $17,852                   $18,628
Feb-97                                 $18,207                   $18,902
Mar-97                                 $17,374                   $18,221
Apr-97                                 $17,945                   $18,986
May-97                                 $19,338                   $20,048
Jun-97                                 $19,933                   $20,908
Jul-97                                 $21,931                   $22,480
Aug-97                                 $21,608                   $21,680
Sep-97                                 $22,747                   $22,989
Oct-97                                 $21,582                   $22,348
Nov-97                                 $21,811                   $23,336
Dec-97                                 $22,116                   $24,017
Jan-98                                 $22,411                   $23,678
Feb-98                                 $24,369                   $25,272
Mar-98                                 $25,736                   $26,819
Apr-98                                 $25,878                   $26,998
May-98                                 $25,661                   $26,599
Jun-98                                 $25,599                   $26,939
Jul-98                                 $24,711                   $26,465
Aug-98                                 $20,213                   $22,527
Sep-98                                 $21,238                   $23,820
Oct-98                                 $22,973                   $25,666
Nov-98                                 $24,411                   $26,862
Dec-98                                 $24,817                   $27,775
Jan-99                                 $25,298                   $27,998
Feb-99                                 $24,648                   $27,603
Mar-99                                 $25,444                   $28,174
Apr-99                                 $28,151                   $30,806
May-99                                 $28,123                   $30,467
Jun-99                                 $28,593                   $31,350
Jul-99                                 $27,409                   $30,432
Aug-99                                 $26,425                   $29,303
Sep-99                                 $25,006                   $28,280
Oct-99                                 $25,964                   $29,909
Nov-99                                 $25,541                   $29,676

         ANNUALIZED               ONE       FIVE       FROM
         TOTAL RETURN (%)         YEAR     YEARS    APRIL 1993
         -----------------------------------------------------
                                  4.63     20.14      15.10

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE CAP HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.8%)
 AK Steel Holding Corp.................................      182,000   $    3,014,375
 *AMR Corp.............................................      565,000       34,394,375
 *Advanced Micro Devices, Inc..........................      485,900       13,726,675
 Aegon NV..............................................      151,614       13,664,212
 Aetna, Inc............................................      544,726       29,755,658
 Airborne Freight Corp.................................      139,000        3,223,062
 *Airgas, Inc..........................................       28,800          280,800
 *Alaska Air Group, Inc................................      111,200        4,225,600
 Albemarle Corp........................................      102,100        1,978,187
 Alexander & Baldwin, Inc..............................      164,000        3,741,250
 *Allegheny Corp.......................................       16,822        3,229,824
 Alliant Energy Corp...................................      217,700        5,891,506
 Allmerica Financial Corp..............................       80,600        4,448,112
 *Allstate Corp........................................      309,400        8,102,412
 Ambac, Inc............................................      140,300        7,646,350
 Amerada Hess Corp.....................................      115,100        6,668,606
 *America West Holdings Corp. Class B..................      108,800        2,196,400
 American Annuity Group, Inc...........................       37,600          606,300
 American Financial Group, Inc.........................      178,100        4,797,569
 American Greetings Corp. Class A......................      170,200        4,010,337
 American National Insurance Co........................       38,900        2,594,144
 Amerus Life Holdings, Inc. Class A....................       45,600        1,074,450
 Apache Corp...........................................       19,700          705,506
 Archer-Daniels Midland Co.............................    1,958,076       24,353,570
 *Arrow Electronics, Inc...............................      437,600       10,010,100
 Ashland, Inc..........................................      198,500        6,699,375
 *AutoNation, Inc......................................    2,068,600       19,263,837
 *Avnet, Inc...........................................      115,600        6,350,775
 *BJ Services, Co......................................       96,900        3,379,387
 Bancwest Corp.........................................      108,900        4,798,406
 Bear Stearns Companies, Inc...........................      376,170       15,352,438
 Belo (A.H.) Corp. Class A.............................      306,800        5,522,400
 *Bethlehem Steel Corp.................................      444,400        2,777,500
 Black & Decker Corp...................................       28,800        1,292,400
 Block Drug Co., Inc. Class A..........................        1,127           32,983
 Boise Cascade Corp....................................      172,100        5,958,962
 *Borders Group, Inc...................................       22,700          351,850
 Borg Warner Automotive, Inc...........................       74,400        3,013,200
 Bowater, Inc..........................................      158,200        7,751,800
 Brunswick Corp........................................      273,500        5,965,719
 Burlington Northern Santa Fe Corp.....................    1,833,200       53,162,800
 *CBRL Group, Inc......................................      270,000        2,986,875
 CIGNA Corp............................................        5,124          421,449
 *CNA Financial Corp...................................      562,900       21,953,100
 CSX Corp..............................................      672,700       23,922,894
 Capital Re Corp.......................................       26,600          365,750
 Centex Corp...........................................      222,500        5,284,375
 Champion International Corp...........................      293,700       16,281,994
 Chesapeake Corp.......................................       15,100          482,256
 *Chris-Craft Industries, Inc..........................       74,072        5,138,745
 Cincinnati Financial Corp.............................      470,280       15,651,506
 *Coca-Cola Enterprises, Inc...........................      258,200        5,470,612
 Commerce Group, Inc...................................       93,100        2,595,162
 Conseco, Inc..........................................    1,006,800       20,387,700
 Consolidated Papers, Inc..............................      196,100        5,735,925
 *Consolidated Stores Corp.............................      166,900        2,628,675
 Cooper Tire & Rubber Co...............................      221,400        3,321,000
 Corn Products International, Inc......................      116,200        3,645,775
 Countrywide Credit Industries, Inc....................      346,200        9,736,875
 Crown Cork & Seal Co., Inc............................      393,100        8,009,412
 Cummins Engine Co., Inc...............................      125,500        5,082,750
                                                            SHARES             VALUE+
                                                            ------             ------
 *Dana Corp............................................       82,800   $    2,297,700
 Delphi Automotive Systems Corp........................    1,096,830       17,275,072
 *Delta Air Lines, Inc.................................      284,500       14,011,625
 Dillards, Inc. Class A................................      329,700        6,223,087
 ENSCO International, Inc..............................      354,600        7,114,162
 EOG Resources, Inc....................................      217,800        4,029,300
 Earthgrains Co........................................      114,700        2,078,937
 *Eastman Chemical Co..................................       67,700        2,631,837
 Enhance Financial Services Group, Inc.................      116,400        1,993,350
 Everest Reinsurance Holdings, Inc.....................      211,300        5,018,375
 *Extended Stay America, Inc...........................      355,300        2,731,369
 *FMC Corp.............................................        1,000           48,500
 *Federal-Mogul Corp...................................      353,100        7,878,544
 *Federated Department Stores, Inc.....................      649,600       30,571,800
 Financial Security Assurance Holdings, Ltd............       41,800        2,207,562
 First American Financial Corp.........................      112,300        1,445,862
 First Citizens Bancshares, Inc. NC....................       10,300          749,325
 Florida East Coast Industries, Inc....................       62,500        2,546,875
 *Ford Motor Co........................................    2,120,900      107,105,450
 Fortune Brands, Inc...................................      574,000       19,623,625
 Fruit of The Loom, Inc. Class A.......................       65,300          122,437
 *GATX Corp............................................      113,400        3,728,025
 General Motors Corp...................................    1,569,300      112,989,600
 *General Motors Corp. Class H.........................      338,446       28,979,439
 Georgia-Pacific Corp..................................      445,000       17,716,562
 *Golden State Bancorp, Inc............................       32,600          633,662
 Golden West Financial Corp............................       90,800        9,165,125
 Goodrich (B.F.) Co....................................      109,800        2,477,362
 *Goodyear Tire & Rubber Co............................       32,000        1,080,000
 Great Atlantic & Pacific Tea Co., Inc.................      126,700        3,222,931
 *Greenpoint Financial Corp............................      206,700        5,232,094
 *Harris Corp..........................................      101,400        2,129,400
 *Healthsouth Corp.....................................    1,365,400        7,765,712
 Helmerich & Payne, Inc................................      151,600        3,429,950
 Hilton Hotels Corp....................................      684,200        6,884,763
 Hollinger International, Inc. Class A.................      268,700        3,375,544
 Horton (D.R.), Inc....................................      355,300        4,885,375
 *Humana, Inc..........................................      510,600        3,574,200
 IBP, Inc..............................................      288,400        6,362,825
 IMC Global, Inc.......................................      426,700        6,880,538
 *Ikon Office Solutions, Inc...........................      512,000        3,424,000
 *Imation Corp.........................................        1,600           51,500
 *Ingram Micro, Inc....................................      266,900        3,553,106
 *#Integrated Health Services, Inc.....................       87,100           32,663
 *Interim Services, Inc................................      150,300        2,771,156
 International Paper Co................................      821,241       42,858,515
 *K Mart Corp..........................................    1,650,000       16,396,875
 Lafarge Corp..........................................      241,800        6,528,600
 *Lam Research Corp....................................       68,900        5,335,444
 *Lanier Worldwide, Inc................................      101,400          405,600
 Lehman Brothers Holdings, Inc.........................      362,000       27,647,750
 Lennar Corp...........................................       58,000          946,125
 Liberty Corp..........................................       40,400        1,848,300
 *Liberty Financial Companies, Inc.....................      160,000        3,760,000
 Lincoln National Corp.................................      446,100       18,596,794
 *Lockheed Martin Corp.................................       80,900        1,607,888
 Loews Corp............................................      329,600       21,094,400
 Longs Drug Stores Corp................................       50,900        1,278,863
 *Louisiana-Pacific Corp...............................      328,500        4,024,125
 Lubrizol Corp.........................................      182,000        4,982,250
 *Lyondell Chemical Co.................................      251,800        3,525,200

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 MBIA, Inc.............................................       92,900   $    4,645,000
 Mallinckrodt, Inc.....................................      205,200        6,822,900
 *Mandalay Resort Group................................      296,300        6,907,494
 *Manor Care, Inc......................................      222,000        4,453,875
 Mark IV Industries, Inc...............................       86,100        1,614,375
 Mead Corp.............................................      302,300       10,788,331
 Millennium Chemicals, Inc.............................      339,300        6,637,556
 *Mirage Resorts, Inc..................................      666,900        8,544,656
 Mitchell Energy & Development Corp. Class A...........       58,500        1,378,406
 Mitchell Energy & Development Corp. Class B...........       31,600          726,800
 *Modis Professional Services, Inc.....................       89,500          956,531
 Murphy Oil Corp.......................................       11,000          621,500
 Nabisco Group Holdings Corp...........................    1,009,380       11,670,956
 *National Semiconductor Corp..........................      348,300       14,802,750
 Norfolk Southern Corp.................................    1,169,900       25,006,613
 Northrop Grumman Corp.................................      234,000       13,147,875
 Occidental Petroleum Corp.............................      650,800       14,276,925
 *Officemax, Inc.......................................      367,200        2,249,100
 *#Ohio Casualty Corp..................................      213,800        3,293,856
 Old Republic International Corp.......................      553,275        6,915,938
 Olsten Corp...........................................       13,300          134,663
 Omnicare, Inc.........................................      306,600        4,158,263
 *Owens-Illinois, Inc..................................      330,700        7,916,131
 PMI Group, Inc........................................       95,100        4,749,056
 Pacific Century Financial Corp........................      207,800        4,078,075
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable, Class A....................       51,296        2,404,500
 *Pactiv Corporation...................................      615,100        6,304,775
 *Park Place Entertainment Corp........................      586,400        7,549,900
 Penney (J.C.) Co., Inc................................    1,065,700       23,778,431
 Penzoil Quaker State Co...............................       55,600          576,850
 *Phelps Dodge Corp....................................      212,712       11,061,024
 *Pioneer Natural Resources Co.........................      480,400        3,993,325
 Potlatch Corp.........................................       94,600        3,825,388
 *Premier Parks, Inc...................................       24,000          600,000
 *Pride International, Inc.............................       50,000          718,750
 Pulte Corp............................................      127,600        2,559,975
 Questar Corp..........................................      251,400        4,320,938
 *R & B Falcon Corp....................................      695,800        8,610,525
 RJ Reynolds Tobacco Holdings, Inc.....................      416,193        8,870,113
 Radian Group, Inc.....................................       47,000        2,297,125
 Rayonier, Inc.........................................       83,000        3,688,313
 *Raytheon Co. Class A.................................      246,900        7,190,963
 *Raytheon Co. Class B.................................      188,900        5,796,869
 Reynolds Metals Co....................................      194,900       12,193,431
 *Rowan Companies, Inc.................................      279,300        4,783,013
 Russell Corp..........................................      137,400        1,794,788
 Ryder System, Inc.....................................      268,800        6,064,800
 Safeco Corp...........................................      480,300       11,392,116
 *Safety-Kleen Corp....................................      195,700        2,299,475
 Saint Paul Companies, Inc.............................      695,326       20,990,154
 *Saks, Inc............................................      421,400        7,374,500
 *Seagate Technology, Inc..............................       61,100        2,260,700
 *Sears, Roebuck & Co..................................      547,000       18,700,563
 *Sensormatic Electronics Corp.........................      401,800        6,403,688
 Service Corp. International...........................      825,600        6,243,600
 *Silicon Graphics, Inc................................      456,700        4,310,106
 *Smurfit-Stone Container Corp.........................      235,026        4,509,561
 Sovereign Bancorp, Inc................................      154,700        1,370,545
 *Spiegel, Inc. Class A Non-Voting.....................        9,600           76,500
 Springs Industries, Inc. Class A......................        7,700          308,000
                                                            SHARES             VALUE+
                                                            ------             ------
 St. Joe Corp..........................................       78,400   $    1,754,200
 Starwood Hotels and Resorts Worldwide, Inc............      548,600       12,240,638
 *Sunoco, Inc..........................................      328,000        8,384,500
 *Tech Data Corp.......................................       72,500        1,780,781
 *Tecumseh Products Co. Class A........................       58,300        2,800,222
 Tecumseh Products Co. Class B.........................       14,400          627,300
 Telephone & Data Systems, Inc.........................       11,000        1,465,063
 Temple-Inland, Inc....................................      138,200        7,911,950
 *Tenet Healthcare Corp................................      658,000       14,681,625
 Tenneco Automotive, Inc...............................      123,020          968,783
 Terra Industries, Inc.................................       61,400          126,638
 *Thermo-Electron Corp.................................      485,600        7,284,000
 Tidewater, Inc........................................      164,000        5,237,750
 Timken Co.............................................      270,800        5,179,050
 *Toys R Us, Inc.......................................      760,200       13,303,500
 Travelers Property Casualty Corp......................      477,000       15,890,063
 *Trinity Industries, Inc..............................       85,000        2,486,250
 *UAL Corp.............................................      158,400       10,890,000
 UMB Financial Corp....................................       46,600        1,893,125
 USX-Marathon Group, Inc...............................      675,450       17,857,209
 USX-US Steel Group....................................      314,400        7,958,250
 Ultramar Diamond Shamrock Corp........................      265,400        6,717,938
 *Unifi, Inc...........................................       73,000          967,250
 Union Pacific Corp....................................      792,800       37,311,150
 Union Pacific Resources Group, Inc....................      773,900       10,109,069
 *United Rentals, Inc..................................       96,400        1,662,900
 Unitrin, Inc..........................................      223,800        8,364,525
 *Unova, Inc...........................................      273,500        3,589,688
 UnumProvident Corp....................................      519,089       16,902,836
 Valero Energy Corp....................................      268,500        5,571,375
 Valhi, Inc............................................      158,500        1,713,781
 *Venator Group, Inc...................................      494,500        3,399,688
 *Vishay Intertechnology, Inc..........................      203,455        5,887,479
 Wallace Computer Services, Inc........................       31,000          621,938
 Weis Markets, Inc.....................................       20,800          854,100
 Wesco Financial Corp..................................       12,540        3,448,500
 Westvaco Corp.........................................      305,550        9,223,791
 Worthington Industries, Inc...........................      184,000        2,932,500
 *Ziff-Davis, Inc......................................       20,000          368,750
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,706,931,282)................................                 1,776,092,181
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
  12/01/99 (Collateralized by U.S. Treasury Notes
  6.125%, 07/31/00, valued at $3,379,363) to be
  repurchased at $3,328,490.
  (Cost $3,328,000)....................................   $    3,328        3,328,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,710,259,282)++..............................                $1,779,420,181
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,710,428,739.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................         $  1,779,420
Collateral for Securities Loaned............................                4,183
Receivables
  Dividends and Interest....................................                4,718
  Investment Securities Sold................................               21,678
  Fund Shares Sold..........................................                   --
Prepaid Expenses and Other Assets...........................                  155
                                                                     ------------
    Total Assets............................................            1,810,154
                                                                     ------------

LIABILITIES:
Payable for Collateral on Securities Loaned.................                4,183
Payable for Investment Securities Purchased.................               17,528
Payable for Fund Shares Redeemed............................                   19
Accrued Expenses and Other Liabilities......................                  342
                                                                     ------------
    Total Liabilities.......................................               22,072
                                                                     ------------
NET ASSETS..................................................         $  1,788,082
                                                                     ============
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................          100,488,493
                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....         $      17.79
                                                                     ============

Investments at Cost.........................................         $  1,710,259
                                                                     ============
COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................            1,407,634
Undistributed Net Investment Income.........................                1,255
Undistributed Net Realized Gain.............................              310,032
Unrealized Appreciation of Investment Securities............               69,161
                                                                     ------------
    Total Net Assets........................................         $  1,788,082
                                                                     ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $ 34,606
  Interest..................................................            1,309
  Income From Securities Lending............................               57
                                                                     --------
      Total Investment Income...............................           35,972
                                                                     --------

EXPENSES
  Investment Advisory Services..............................            1,831
  Accounting & Transfer Agent Fees..........................              722
  Custodian's Fee...........................................              254
  Legal Fees................................................               31
  Audit Fees................................................               27
  Shareholders' Reports.....................................               39
  Trustees' Fees and Expenses...............................                7
  Other.....................................................               39
                                                                     --------
      Total Expenses........................................            2,950
                                                                     --------
  NET INVESTMENT INCOME.....................................           33,022
                                                                     --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investment Securities..................          310,039
Change in Unrealized Depreciation of Investment
  Securities................................................         (262,465)
                                                                     --------
  NET GAIN ON INVESTMENT SECURITIES.........................           47,574
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 80,596
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        1999              1998
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $    33,022       $   27,904
  Net Realized Gain on Investment Securities................             310,039          136,077
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            (262,465)          12,481
                                                                     -----------       ----------
      Net Increase in Net Assets Resulting from
        Operations..........................................              80,596          176,462
                                                                     -----------       ----------

Distributions From:
  Net Investment Income.....................................             (32,738)         (28,682)
  Net Realized Gains........................................            (135,996)         (82,634)
                                                                     -----------       ----------
      Total Distributions...................................            (168,734)        (111,316)
                                                                     -----------       ----------
Capital Share Transactions (1):
  Shares Issued.............................................             240,602          281,067
  Shares Issued in Lieu of Cash Distributions...............             166,280           91,193
  Shares Redeemed...........................................            (286,569)        (171,495)
                                                                     -----------       ----------
      Net Increase From Capital Share Transactions..........             120,313          200,765
                                                                     -----------       ----------
      Total Increase........................................              32,175          265,911
NET ASSETS
  Beginning of Period.......................................           1,755,907        1,489,996
                                                                     -----------       ----------
  End of Period.............................................         $ 1,788,082       $1,755,907
                                                                     ===========       ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................              12,917           15,137
  Shares Issued in Lieu of Cash Distributions...............               9,595            5,270
  Shares Redeemed...........................................             (15,459)          (9,356)
                                                                     -----------       ----------
                                                                           7,053           11,051
                                                                     ===========       ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                YEAR          YEAR          YEAR         YEAR        YEAR
                                                ENDED         ENDED         ENDED        ENDED       ENDED
                                              NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,
                                                1999          1998          1997         1996        1995
                                             -----------   -----------   -----------   ---------   ---------
Net Asset Value, Beginning of Period.......  $    18.79    $    18.09    $    15.52    $  13.29    $   9.92
                                             ----------    ----------    ----------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income ...................        0.34          0.31          0.32        0.31        0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)..............        0.46          1.71          3.38        2.57        3.53
                                             ----------    ----------    ----------    --------    --------
    Total from Investment Operations.......        0.80          2.02          3.70        2.88        3.85
                                             ----------    ----------    ----------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income....................       (0.34)        (0.32)        (0.31)      (0.31)      (0.31)
  Net Realized Gains.......................       (1.46)        (1.00)        (0.82)      (0.34)      (0.17)
                                             ----------    ----------    ----------    --------    --------
    Total Distributions....................       (1.80)        (1.32)        (1.13)      (0.65)      (0.48)
                                             ----------    ----------    ----------    --------    --------
Net Asset Value, End of Period.............  $    17.79    $    18.79    $    18.09    $  15.52    $  13.29
                                             ==========    ==========    ==========    ========    ========
Total Return...............................        4.64%        11.93%        25.31%      22.48%      39.26%

Net Assets, End of Period (thousands)......  $1,788,082    $1,755,907    $1,489,996    $987,942    $423,027
Ratio of Expenses to Average Net Assets....        0.16%         0.16%         0.18%       0.19%       0.21%
Ratio of Net Investment Income to Average
  Net Assets...............................        1.80%         1.67%         1.96%       2.37%       2.84%
Portfolio Turnover Rate....................       42.96%        24.70%        17.71%      20.12%      29.41%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty one series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..................................................  $770,263
Sales......................................................   798,873

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................  $ 310,811
Gross Unrealized Depreciation.............................   (240,820)
                                                            ---------
  Net.....................................................  $  68,991
                                                            =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series for the year ended November 30, 1999 were as follows:

  WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
   AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
-------------   ------------   -----------   --------   ---------------
    5.55%        $2,275,238        13         $7,365      $7,639,000

    There were no outstanding borrowings under the line of credit at November 30, 1999.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 1999, the market value of securities on loan to brokers was $3,451,603, the related collateral cash received was $4,182,800 and the value of collateral on overnight repurchase agreements was $4,271,078.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center

Philadelphia, Pennsylvania

January 14, 2000